Loans payable (Disclosure of detailed information about executive loans) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Unrealized foreign exchange	$ 680,585	$ (49,193)	$ 270,644
Executive Loans [Member]
Disclosure of detailed information about borrowings [line items]
Principal opening balance	0	0	87,186
Addition loan	232,505	60,626	0
Additional loans (repayments)	(14,389)	(60,626)	(119,281)
Unrealized foreign exchange	0	0	32,095
Principal ending balance	$ 218,116	$ 0	$ 0